February 14, 1996


        Securities and Exchange Commission
        450 Fifth Street, N.W.
        Washington, D.C. 20549

        Rule 24f-2 Notice for

        Defined Asset Funds
        Corporate Income Fund
        Intermediate Term Series - 26
        CIK              781783
        Registration No. 33-34031
        ---------------------------

             (i) The fiscal year for which this notice is filed: Fiscal year ended December 31, 1995.

             (ii) The number or amount of securities of the same class or series which have been registered under the Securities act of 1933 other than pursuant to Rule 24f-2 but which were unsold at the beginning of the fiscal year: None.

             (iii) The number or amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None.

             (iv) The number or amount of securities sold during the fiscal year: $2,504,075.12.

             (v) The number or amount of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
        $2,504,075.12.

                                By Merrill Lynch, Pierce, Fenner & Smith
                                Incorporated, Agent for the Sponsors


                                By    /s/ Ernest Fabio
                                      Vice-President

        ----------------------
        * Actual aggregate sale price for which securities were sold = $2,504,075.12.

        - Actual aggregate redemption or repurchase price of securities of the issuer redeemed or repurchased by the issuer =
        $3,016,649.57.

        Sales in excess of redemption and repurchase = $0.00.

        Multiplied by *.0 = $0.00.